FUND PROFILE

                                 Income & Growth

                                 INVESTOR CLASS

                               September 30, 1998

                        [american century logo(reg.sm)]
                                    American
                                     Century


     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                             AMERICAN CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                 INCOME & GROWTH

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Income & Growth seeks dividend growth, current income and capital appreciation by investing in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund advisor ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value as well as measures of its growth potential. To measure value, the fund advisor uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund advisor uses, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

        In the second step, the fund advisor uses a technique called portfolio optimization. With portfolio optimization, the fund advisor uses a computer to build a portfolio of stocks that it believes will provide the optimal balance between risk and expected return of the portfolio as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk. When building the fund's portfolio, the fund advisor also attempts to create a dividend yield for the fund that will be greater than that of the S&P 500.

        The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

        Additional information about Income & Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of Income & Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Income & Growth owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *As with all funds,  at any given time, the value of your shares of Income &
     Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although  the fund  advisor  invests the fund's  assets  primarily  in U.S.
     stocks, Income & Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, Income and Growth is intended for investors who seek dividend growth, current income and capital appreciation through an equity fund and who are willing to accept the risks associated with the fund's investment strategy.

FUND PERFORMANCE

        The following bar chart shows the actual performance of Income & Growth's Investor Class shares for each calendar year since the fund's inception on December 17, 1990. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.


INCOME & GROWTH                                     AMERICAN CENTURY INVESTMENTS


[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                       1991    1992     1993     1994     1995     1996     1997
Income & Growth       39.08    7.86    11.31    -0.55    36.88    24.15    34.45

As of September 30, 1998, the end of the most recent calendar quarter, Income & Growth's year-to-date return was 4.49%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since the fund's inception on December 17, 1990, are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Income & Growth is intended for investors with a long-term investment horizon and is not managed for short-term results.


[bar chart]

     Highest and Lowest Quarterly Returns
          Quarter Ended 3/31/91      17.72%
          Quarter Ended 9/30/98     -11.29%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons because it is viewed as a proxy for the entire U.S. stock market.

                                         1 YEAR        5 YEARS      LIFE OF FUND
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
          Income & Growth                 7.21%         18.77          19.54%
          S&P 500 Index                   9.02%         19.87%         17.24%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                              0.70%(1)
          Distribution and Service (12b-1) Fees       None
          Other Expenses(2)                           0.01%
          Total Annual Fund Operating Expenses        0.71%

       (1)Based upon assets at December 31, 1997. The fund has a stepped fee schedule. As a result, the fund's management fee decreases as fund assets increase.

       (2)Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year            3 years          5 years           10 years
           --------------------------------------------------------------
             $72               $227             $394              $880

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Income & Growth team are:


FUND PROFILE                                                     INCOME & GROWTH


        JOHN SCHNIEDWIND, Senior Vice President and Group Leader--Quantitative Equity, has been a member of the team that manages Income & Growth since its inception. Mr. Schniedwind joined American Century in 1982 and also supervises other portfolio management teams.

        JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages Income and Growth since June 1997. He joined American Century as a portfolio manager in 1988.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Income & Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Income & Growth pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
            American
            Century

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

www.americancentury.com

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Institutional, Corporate, Keogh, SEP/SARSEP,
SIMPLE and 403(b) Services
1-800-345-3533

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Fax
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-13876   9810

                                  FUND PROFILE

                             Small Cap Quantitative

                                 INVESTOR CLASS

                               September 30, 1998

                        [american century logo(reg.sm)]
                                    American
                                     Century

     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                             AMERICAN CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                             SMALL CAP QUANTITATIVE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Small Cap Quantitative seeks capital appreciation by investing primarily in common stocks of small companies.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund advisor ranks stocks, primarily smaller companies (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund advisor uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund advisor uses, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

        In the second step, the fund advisor uses a technique called portfolio optimization. In portfolio optimization, the fund advisor uses a computer to build a portfolio of stocks that it believes will provide the optimal balance between risk and expected return of the portfolio, as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P Small-Cap 600 but without taking on significant additional risk.

        The fund invests primarily in common stocks of companies which, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small-Cap 600 Index. The S&P Small-Cap 600 Index is an unmanaged stock index that tracks the performance of equity securities of smaller companies. As of March 31, 1998, the largest company in the index had a market capitalization of approximately $3.7 billion, while the median company in the index had a market capitalization of approximately $554 million.

        The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Small Cap Quantitative owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *As with all funds,  at any given  time,  the value of your  shares of Small
     Cap Quantitative may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although  the fund  advisor  invests the fund's  assets  primarily  in U.S.
     stocks, Small Cap Quantitative can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, Small Cap Quantitative is intended for investors who seek capital appreciation through a small capitalization equity fund and who are willing to accept the risks associated with the fund's investment strategy.


SMALL CAP QUANTITATIVE                              AMERICAN CENTURY INVESTMENTS


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                               0.90%(1)
           Distribution and Service (12b-1) Fees        None
           Other Expenses(2)                            0.01%
           Total Annual Fund Operating Expenses         0.91%

        (1)Based upon no assets in the fund. The fund has a stepped fee schedule. As a result, the fund's management fee decreases as fund assets increase.

        (2)Other   expenses   include  the  fees  and  expenses  of  the  fund's
        independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
               Assuming you...
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year          3 years         5 years        10 years
           -------------------------------------------------------
            $93             $289            $502           $1,115

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Small Cap Quantitative team are:

        JOHN SCHNIEDWIND, Senior Vice President and Group Leader--Quantitative Equity, supervises the team that manages the fund. He has been a member of the team that manages the fund since its inception in July 1998.

        KURT BORGWARDT, Vice President, Portfolio Manager and Director of Quantitative Equity Research, joined American Century in 1990, and has managed the quantitative equity research effort since then. He has been a member of the team that manages the fund since its inception in July 1998.

        WILLIAM MARTIN, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in July 1998. He joined American Century in 1989.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Small Cap Quantitative for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Small Cap Quantitative pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.


FUND PROFILE                                              SMALL CAP QUANTITATIVE


9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
            American
            Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.

SH-BRO-13881   9810

                                  FUND PROFILE

                                  Equity Growth

                                 INVESTOR CLASS

                               September 30, 1998

                        [american century logo(reg.sm)]
                                    American
                                     Century

     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                             AMERICAN CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                  EQUITY GROWTH

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Equity Growth seeks capital appreciation by investing in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund advisor ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund advisor uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund advisor uses, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

        In the second step, the fund advisor uses a technique called portfolio optimization. In portfolio optimization, the fund advisor uses a computer to build a portfolio of stocks that it believes will provide the optimal balance between risk and expected return of the portfolio, as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk.

        The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

        Additional information about Equity Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of Equity Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Equity Growth owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *As with all funds,  at any given  time,  the value of your shares of Equity
     Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although  the fund  advisor  invests the fund's  assets  primarily  in U.S.
     stocks, Equity Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, Equity Growth is intended for investors who seek capital appreciation through an equity fund and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Equity Growth's Investor Class shares for each calendar year since the fund's inception on May 9, 1991. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.


EQUITY GROWTH                                       AMERICAN CENTURY INVESTMENTS

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                    1992      1993     1994     1995     1996     1997
Equity Growth       4.13     11.42    -0.23    34.56    27.34    36.06

As of September 30, 1998, the end of the most recent calendar quarter, Equity Growth's year-to-date return was 1.91%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since the fund's inception on May 9, 1991, are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Equity Growth is intended for investors with a long-term investment horizon and is not managed for short-term results.


[bar chart]

     Highest and Lowest Quarterly Returns
          Quarter Ended 3/31/98     15.86%
          Quarter Ended 9/30/98    -13.88%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons because it is viewed as a proxy for the entire U.S. stock market.

                            1 YEAR        5 YEARS        LIFE OF FUND
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
          Equity Growth      4.43%         18.72%           17.19%
          S&P 500 Index      9.02%         19.87%           17.19%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                            0.70%(1)
           Distribution and Service (12b-1) Fees     None
           Other Expenses(2)                         0.01%
           Total Annual Fund Operating Expenses      0.71%

        (1)Based upon assets at December 31, 1997. The fund's management fee decreases as fund assets increase.

        (2)Other   expenses   include  the  fees  and  expenses  of  the  fund's
        independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
               . . . your cost of investing in the fund would be:

           1 year           3 years           5 years           10 years
           -------------------------------------------------------------------
            $72              $227              $394               $880

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Equity Growth team are:


FUND PROFILE                                                       EQUITY GROWTH


        JOHN SCHNIEDWIND, Senior Vice President and Group Leader--Quantitative Equity, has been a member of the team that manages Equity Growth since its inception. He joined American Century in 1982 and also supervises other portfolio management teams.

        JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages Equity Growth since June 1997. He joined American Century as a portfolio manager in 1988.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Equity Growth pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
            American
            Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.

SH-BRO-13877   9810